Accounts Receivable, net (Including Related and Unrelated Parties)	12 Months Ended
Dec. 31, 2017
Disclosure of Notes and Accounts Receivable [Abstract]
Disclosure of trade and other receivables [text block]
9.	Accounts Receivable, net (Including Related and Unrelated Parties)

	December 31,
	2017	2016
	(in thousands)

Accounts receivable	$42,021,402	49,201,632
Less: allowance for doubtful accounts	(93,053)	(104,617)
allowance for sales returns and discounts	(1,337,076)	(853,614)
	$40,591,273	48,243,401
Accounts receivable, net	$38,738,211	45,710,177
Accounts receivable from related parties, net	$1,853,062	2,533,224

Aging analysis of accounts receivable, which were past due but not impaired, was as follows:

	December 31,
	2017	2016
	(in thousands)
Past due less than 60 days	$560,016	531,327
Past due 61~180 days	12,790	9,505
Past due over 180 days	-	1,020
	$572,806	541,852

The movement in the allowance for doubtful accounts was as follows:

	For the years ended December 31,
	2017		2016		2015
	Individually assessed for impairment	Collectively assessed for impairment	Individually assessed for impairment	Collectively assessed for impairment	Individually assessed for impairment	Collectively assessed for impairment
	(in thousands)
Balance at beginning of the year	$41,812	62,805	11,714	58,183	10,334	72,906
Provisions (reversals) charged to (against) expense	(28,236)	18,396	31,360	12,938	3,196	(14,864)
Write-offs	(6)	-	-	(7,385)	(1,814)	(383)
Effect of changes in foreign currency exchange rates	(805)	(913)	(1,262)	(931)	(2)	524
Balance at end of the year	$12,765	80,288	41,812	62,805	11,714	58,183

The payment terms granted to customers are generally 30 to 60 days from the end of the month during which the invoice is issued.

The Company evaluates possible uncollected amounts and uses allowance for doubtful accounts to record its doubtful receivable expenses. When evaluating the allowances, the Company considers the historical experience, the customer credits and the account aging analysis. While it is determined a receivable is uncollectible, receivable balances is offset against the allowance for doubtful accounts.

Information about the Company’s exposure to credit risk is included in note 36.

As of December 31, 2017 and 2016, the Company entered into financing facilities with banks to factor certain of its accounts receivable without recourse, details of which were as follows:

December 31, 2017
Underwriting bank	Factoring limit		Amount advanced	Amount sold and derecognized		Principle terms
			(in thousands)
Chinatrust Commercial Bank	USD	200,000	-		-	See notes(a)~(c) and (e)
Taishin Bank	USD	80,000	-		-	See notes(a)~(c) and (e)
Bank of Taiwan	USD	250,000	-		-	See notes(a)~(c) and (e)
Taipei Fubon Bank	USD	120,000	-		-	See notes(a)~(c) and (e)
E. Sun Bank	USD	50,000	-		-	See notes(a)~(c) and (e)
DBS Bank	USD	154,000	-		-	See notes(a)~(c) and (e)
Taishin Bank	USD	35,000	-	USD	6,382	See notes(a)~(d) and (f)

December 31, 2016
Underwriting bank	Factoring limit		Amount advanced	Amount sold and derecognized		Principle terms
			(in thousands)
Chinatrust Commercial Bank	USD	230,000	-		-	See notes(a)~(c) and (e)
Taishin Bank	USD	80,000	-		-	See notes(a)~(c) and (e)
Bank of Taiwan	USD	250,000	-		-	See notes(a)~(c) and (e)
Taipei Fubon Bank	USD	120,000	-		-	See notes(a)~(c) and (e)
E. Sun Bank	USD	100,000	-		-	See notes(a)~(c) and (e)
DBS Bank	USD	184,000	-		-	See notes(a)~(c) and (e)
Taishin Bank	USD	35,000	-	USD	8,780	See notes(a)~(d) and (f)

Note (a):	Under these facilities, the Company transferred accounts receivable to the respective underwriting banks, which are without recourse.

Note (b):	The Company informed its customers pursuant to the respective facilities to make payment directly to the respective underwriting banks.

Note (c):
As of December 31, 2017 and 2016, total outstanding receivables after the above assignment transactions, net of fees charged by underwriting banks, of $190,451 thousand and $283,694 thousand, respectively, were classified under other current financial assets.

Note (d):
To the extent of the amount transferred to the underwriting banks, risks of non-collection or potential payment default by customers in the event of insolvency are borne by respective banks. The Company is not responsible for the collection of receivables subject to these facilities, or for any legal proceedings and costs thereof in collecting these receivables.

Note (e):
To the extent of the amount transferred to the underwriting banks, risks of non-collection or potential payment default by customers in the event of insolvency are borne by respective banks. The Company is not responsible for the collection of receivables subject to these facilities, or for any legal proceedings and costs thereof in collecting these receivables. In case any commercial dispute between the Company and customers or other reasons results in the Company’s failure to perform the obligation under these facilities, the banks have requested the Company to issue promissory notes in the amounts equal to 10 percent of respective facilities or to transfer receivables in the amounts equal to 10 percent of respective facilities.  Other than such arrangements, no collaterals were provided by the Company.

Note (f):	The Company bears all risks deriving from the customers except credit risk.